Quarterly Holdings Report
for
Fidelity Advisor® Consumer Discretionary Fund
April 30, 2024
AFCI-NPRT3-0624
1.800322.120
Common Stocks - 99.3%
	Shares	Value ($)
Automobile Components - 3.1%
Automotive Parts & Equipment - 3.1%
Adient PLC (a)	77,521	2,315,552
Aptiv PLC (a)	128,200	9,102,200
Magna International, Inc. Class A (b)	62,270	2,976,506
		14,394,258
Automobiles - 10.8%
Automobile Manufacturers - 10.8%
General Motors Co.	194,100	8,643,273
Tesla, Inc. (a)	222,435	40,767,887
		49,411,160
Broadline Retail - 25.9%
Broadline Retail - 25.9%
Amazon.com, Inc. (a)	643,019	112,528,325
MercadoLibre, Inc. (a)	2,235	3,260,195
Ollie's Bargain Outlet Holdings, Inc. (a)	35,943	2,628,871
		118,417,391
Building Products - 0.7%
Building Products - 0.7%
The AZEK Co., Inc. (a)	76,091	3,472,793
Commercial Services & Supplies - 0.1%
Diversified Support Services - 0.1%
Vestis Corp.	30,275	557,666
Consumer Staples Distribution & Retail - 1.5%
Consumer Staples Merchandise Retail - 0.9%
Dollar Tree, Inc. (a)	33,444	3,954,753
Food Distributors - 0.6%
Performance Food Group Co. (a)	40,392	2,741,809
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		6,696,562
Food Products - 0.5%
Packaged Foods & Meats - 0.5%
Lamb Weston Holdings, Inc.	25,500	2,125,170
Hotels, Restaurants & Leisure - 19.4%
Casinos & Gaming - 2.5%
Caesars Entertainment, Inc. (a)	69,141	2,476,631
Churchill Downs, Inc.	30,434	3,925,986
Penn Entertainment, Inc. (a)	83,025	1,373,234
Red Rock Resorts, Inc.	71,020	3,772,582
		11,548,433
Hotels, Resorts & Cruise Lines - 7.8%
Booking Holdings, Inc.	2,797	9,655,328
Hilton Worldwide Holdings, Inc.	70,055	13,820,450
Marriott International, Inc. Class A	32,264	7,618,498
Royal Caribbean Cruises Ltd. (a)	31,750	4,433,253
		35,527,529
Restaurants - 9.1%
Aramark	55,999	1,764,528
Brinker International, Inc. (a)	26,720	1,432,192
Chipotle Mexican Grill, Inc. (a)	2,773	8,761,571
Domino's Pizza, Inc.	18,084	9,571,319
McDonald's Corp.	49,101	13,406,537
Restaurant Brands International, Inc.	28,400	2,154,575
Starbucks Corp.	51,200	4,530,688
		41,621,410
TOTAL HOTELS, RESTAURANTS & LEISURE		88,697,372
Household Durables - 4.7%
Home Furnishings - 1.8%
Tempur Sealy International, Inc.	161,585	8,088,945
Homebuilding - 2.9%
KB Home	58,460	3,785,870
PulteGroup, Inc.	51,630	5,752,615
TopBuild Corp. (a)	9,725	3,935,416
		13,473,901
TOTAL HOUSEHOLD DURABLES		21,562,846
Leisure Products - 0.2%
Leisure Products - 0.2%
Brunswick Corp.	11,960	964,454
Specialty Retail - 23.1%
Apparel Retail - 4.9%
Aritzia, Inc. (a)	163,200	4,225,074
Burlington Stores, Inc. (a)	14,243	2,562,885
TJX Companies, Inc.	166,679	15,682,827
		22,470,786
Automotive Retail - 1.2%
Advance Auto Parts, Inc.	14,400	1,050,912
O'Reilly Automotive, Inc. (a)	4,210	4,265,825
		5,316,737
Home Improvement Retail - 10.9%
Floor & Decor Holdings, Inc. Class A (a)(b)	60,928	6,722,186
Lowe's Companies, Inc.	93,717	21,366,539
The Home Depot, Inc.	65,743	21,972,625
		50,061,350
Homefurnishing Retail - 1.9%
Wayfair LLC Class A (a)	15,485	776,573
Williams-Sonoma, Inc.	26,870	7,705,779
		8,482,352
Other Specialty Retail - 4.2%
Academy Sports & Outdoors, Inc.	83,000	4,838,900
Dick's Sporting Goods, Inc.	49,094	9,864,948
Five Below, Inc. (a)	15,150	2,217,051
JD Sports Fashion PLC	727,300	1,050,570
Sally Beauty Holdings, Inc. (a)	111,780	1,212,813
		19,184,282
TOTAL SPECIALTY RETAIL		105,515,507
Textiles, Apparel & Luxury Goods - 9.3%
Apparel, Accessories & Luxury Goods - 4.6%
lululemon athletica, Inc. (a)	17,870	6,443,922
LVMH Moet Hennessy Louis Vuitton SE	2,077	1,706,123
PVH Corp.	43,719	4,756,627
Tapestry, Inc.	155,834	6,220,893
VF Corp.	134,340	1,673,876
		20,801,441
Footwear - 4.7%
Deckers Outdoor Corp. (a)	7,812	6,393,888
NIKE, Inc. Class B	125,002	11,532,685
On Holding AG (a)	31,484	999,617
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	21,500	1,420,075
Wolverine World Wide, Inc.	113,980	1,224,145
		21,570,410
TOTAL TEXTILES, APPAREL & LUXURY GOODS		42,371,851
TOTAL COMMON STOCKS (Cost $244,038,961)		454,187,030

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	620,314	620,438
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	8,653,710	8,654,575
TOTAL MONEY MARKET FUNDS (Cost $9,275,013)		9,275,013

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $253,313,974)	463,462,043
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(6,070,337)
NET ASSETS - 100.0%	457,391,706

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	7,175,962	39,200,147	45,755,676	51,738	5	-	620,438	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	8,748,675	100,917,856	101,011,956	14,978	-	-	8,654,575	0.0%
Total	15,924,637	140,118,003	146,767,632	66,716	5	-	9,275,013

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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